Note 15 - Inventories, Net	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Note 15 - Inventories, Net

15        Inventories, net

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Finished goods	691,922	968,329
Goods in process	417,097	612,888
Raw materials	143,558	221,954
Supplies	488,802	486,411
Goods in transit	158,929	194,015
	1,900,308	2,483,597
Allowance for obsolescence, see note 24 (i)	(263,635)	(217,717)
	1,636,673	2,265,880